May 15, 2020
Clough Global Long/Short Fund

CLOUGH FUNDS TRUST

CLOUGH GLOBAL LONG/SHORT FUND (THE “FUND”)

SUPPLEMENT DATED MAY 15, 2020 TO THE SUMMARY PROSPECTUS,
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
FEBRUARY 28, 2020, AS SUPPLEMENTED

Effective as of the date of this supplement, the following changes are being made with respect to the Fund.

The following information is added to the end of the first paragraph under the section entitled “FEES AND EXPENSES OF THE FUND” of the Summary Section of the Fund’s Prospectus:

Although the Fund does not impose a sales charge on transactions in Class I shares, you may be required to pay a commission and/or other compensation to your financial intermediary, which is not reflected in the tables or Example below.

The following information is added to the end of the third paragraph under the section entitled “FEES AND EXPENSES OF THE FUND” of the Summary Section of the Fund’s Prospectus:

The Example does not reflect any commissions and/or other compensation that may be paid to financial intermediaries for transactions in Class I Shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.